Schedule of reconciliations of the statutory income tax rate and effective income tax rate (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense at Labuan statutory rate		$ 8,411	$ 26,247	$ 25,375
Income tax expense at Malaysia statutory rate		283,787	613,388	710,438
Income tax expense at Singapore statutory rate		69,507	110,461	91,240
Other adjustments		(303,211)	743,918	(177,593)
Temporary differences		(45,490)	(9,092)	13,072
Other exemption, rebate and credit			(26,038)	(56,397)
(Over) Under provision in prior years	[1]	(1,001,038)	(30,585)	168,104
Tax expense (benefits), net		$ (988,034)	1,428,299	$ 774,239
Provision for income taxes overstated			$ 1,001,038

[1]	With the change of fiscal year end from December 31 to June 30, the reporting period of Tumpuan Megah covered 18 months from January 1, 2024 to June 30, 2025. Given Tumpuan Megah recorded a net loss for the six months ended June 30, 2025, the tax loss position reduced the overall assessable profits for the full 18-month reporting period. As a result, the provision for income tax previously recognized for the year ended December 31, 2024 was overstated by $1,001,038.